Defined Benefit Liabilities (Assets) - Changes in Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Interest income	₩ (3,997)	₩ (2,170)	₩ (3,615)
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Beginning balance	663,617	555,175
Interest income	19,134	13,821
Remeasurement	(7,659)	(5,540)
Contributions	166,624	155,834
Benefit paid	(43,549)	(60,006)
Business combinations	21,417
Others	(2,885)	4,333
Ending balance	₩ 816,699	₩ 663,617	₩ 555,175